Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000017675
Shareholder Report [Line Items]
Fund Name	Reaves Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	RSRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Reaves Infrastructure Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://reavesam.com/our_services/reaves-infrastructure-fund/. You can also request this information by contacting us at 1-866-342-7058.
Additional Information Phone Number	1-866-342-7058
Additional Information Website	https://reavesam.com/our_services/reaves-infrastructure-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reaves Infrastructure Fund, Institutional Class Shares	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The lessening of macroeconomic headwinds during the past year combined with continued growth in earnings and dividends for most of the companies in the portfolio led to positive performance for the Fund over the past year. The underperformance relative to the benchmark was primarily due to the Fund’s allocations in the real estate and industrials sectors which generated lower returns than the benchmark index.

The Fund’s largest sector allocation continued to be with utility stocks. The long-term fundamentals for the sector remain attractive and we believe growth rates for many utility companies will be trending higher in coming years. Performance in the communications sector was led by wireless service provider T-Mobile US and Frontier Communications, which is transitioning to a fiber company. Not owning AT&T and Verizon this past year hurt performance relative to the benchmark index.

In other sectors, DT Midstream performed well. We believe demand for natural gas is likely to remain stronger for longer driven by near-shoring/industrialization and LNG growth over the next few years. Holdings in the real estate sector were slightly negative during the past year. The Fund continues to maintain core positions in data center provider Equinix and wireless tower company SBA Communications.

We believe the outlook for the utility sector is attractive especially after underperforming the S&P 500 in four of the last five years. Fundamentals have remained strong throughout this period and relative valuations are still below the average of the past two decades. Increased recognition of the sector’s many positive attributes, its potential to benefit from the deployment of AI chips in data centers, and an improving macroeconomic environment may lead to higher relative valuations. We continue to prefer businesses with strategic advantages that translate into above average growth prospects. We are particularly excited about the long-term prospects for free cash flow growth in the rail and midstream businesses and hydrogen opportunities in our industrial gas investments.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Reaves Infrastructure Fund, Institutional Class Shares - $16700	S&P 500 Index (Gross) (USD)* - $34403	MSCI USA Infrastructure (TR) (USD) - $19458
Jul/14	$10000	$10000	$10000
Jul/15	$9695	$11121	$10386
Jul/16	$11453	$11745	$12062
Jul/17	$12313	$13629	$12215
Jul/18	$12835	$15843	$12436
Jul/19	$14473	$17108	$14077
Jul/20	$14744	$19153	$14174
Jul/21	$17073	$26134	$16118
Jul/22	$16047	$24921	$17340
Jul/23	$15169	$28165	$16195
Jul/24	$16700	$34403	$19458

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Reaves Infrastructure Fund, Institutional Class Shares	10.09%	2.90%	5.26%
S&P 500 Index (Gross) (USD)*	22.15%	15.00%	13.15%
MSCI USA Infrastructure (TR) (USD)	20.15%	6.69%	6.88%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 28,841,095
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$28,841,095	26	$0	45%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.2%
Independent Power and Renewable Electricity Producers	2.5%
Gas Utilities	4.1%
Materials	4.9%
Energy	5.1%
Real Estate	8.0%
Industrials	15.1%
Communication Services	15.6%
Multi-Utilities	19.5%
Electric Utilities	25.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Constellation Energy	7.5%
DT Midstream	5.1%
Linde	4.9%
NiSource	4.9%
T-Mobile US	4.8%
Union Pacific	4.6%
Southern	4.4%
Public Service Enterprise Group	4.2%
Cogent Communications Holdings	4.1%
Atmos Energy	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Fund’s voluntary expense cap, which was 0.99% of the average daily net assets of the Fund’s Institutional Class Shares for a period of two years, changed to 1.30% on November 28, 2023. There were no other material changes during the reporting period.

Updated Prospectus Phone Number	1-866-342-7058
Updated Prospectus Web Address	https://reavesam.com/our_services/reaves-infrastructure-fund/